OTHER COMPREHENSIVE INCOME - Changes in other comprehensive income (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Changes in each component of other comprehensive income
Balance at the beginning of the period	¥ (28,485)	¥ 360,739	¥ 134,619
Period change	(53,994)	(389,224)	226,120
Balance at the end of the period	(82,479)	(28,485)	360,739
Foreign currency translation adjustments
Changes in each component of other comprehensive income
Balance at the beginning of the period	(269,577)	180,367	42,237
Period change	(51,994)	(449,944)	138,130
Balance at the end of the period	(321,571)	(269,577)	180,367
Unrealized holding gain on securities
Changes in each component of other comprehensive income
Balance at the beginning of the period	264,368	186,153	96,460
Period change	(15,759)	78,215	89,693
Balance at the end of the period	248,609	264,368	186,153
Adjustments related to retirement and severance benefits
Changes in each component of other comprehensive income
Balance at the beginning of the period	(23,276)	(5,781)	(4,078)
Period change	13,759	(17,495)	(1,703)
Balance at the end of the period	¥ (9,517)	¥ (23,276)	¥ (5,781)